Offerings - Offering: 1	Mar. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	2.05
Maximum Aggregate Offering Price	$ 18,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,547.94
Offering Note	The amount registered reflected in Table 1 above represents the maximum number of shares of Common Stock, par value $0.01 per share, or Common Stock, of Coronado Global Resources Inc., or the Registrant, available pursuant to the Coronado Global Resources Inc. 2018 Equity Incentive Plan, or the Plan, being registered on the Registration Statement on Form S-8, or the Registration Statement, to which this exhibit relates. Pursuant to Rule 416 of the Securities Act of 1933, or the Securities Act, the Registration Statement also covers such additional shares of Common Stock as may become available pursuant to the anti-dilution provisions of the Plan The proposed maximum offering price per unit and the maximum aggregate offering price in Table 1 above are estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of Common Stock (traded as 10 CHESS Depositary Interests, or CDIs) on the Australian Securities Exchange, or ASX, as of March 24, 2026, which is a date within five business days prior to filing. The price of the Common Stock is calculated as the average of the high and low sale prices of the CDIs as reported on the ASX multiplied by 10 (to account for the 1:10 ratio of Common Stock to CDIs) and then multiplied by the spot exchange rate for that day.